Summary of significant accounting policies	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of significant accounting policies
3.	Summary of significant accounting policies

Set out below are the principal accounting policies used to prepare these consolidated financial statements:

3.1	Business combinations and goodwill

Business combinations are accounted for using the acquisition method.

Consideration transferred includes the fair values of the assets transferred, liabilities incurred by the Group to the previous owners of the acquiree, and equity interests issued by the Group. Consideration transferred also includes the fair value of any contingent consideration and share-based payment awards of the acquiree that are replaced mandatorily in the business combination.

If a business combination results in the termination of pre-existing relationships between the Group and the acquiree, then the Group identifies any amounts that are not part of what the Group and the acquiree exchanged in the business combination. The Group recognizes as part of applying the acquisition method, only the consideration transferred for the acquiree and the assets acquired and liabilities assumed in the exchange for the acquiree.

If the business combination is achieved in stages, any previously held equity interest is re-measured at its acquisition date fair value and any resulting gain or loss is recognized in profit or loss. It is then considered in the determination of goodwill.

Any contingent consideration to be transferred by the acquirer will be recognized at fair value at the acquisition date. Subsequently, contingent consideration classified as an asset or liability, is measured at fair value with changes in fair value recognized in profit or loss. Contingent consideration that is classified as equity is not re-measured and subsequent settlement is accounted for within equity.

The Group measures any non-controlling interest at its proportionate interest in the identifiable net assets of the acquiree.

Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests, and any previous interest held, over the net identifiable assets acquired and liabilities assumed. If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Group re-assesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the re-assessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in profit or loss.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated of the Group’s cash generating units that are expected to benefit from the synergies of the combination, irrespective of whether other assets or liabilities of the acquired entity are assigned to those units.

Where goodwill has been allocated to a cash-generating unit and certain operation within that unit is disposed of, the goodwill associated with the operation disposed of is included in the carrying amount of the operation when determining the gain or loss on disposal of the operation. Goodwill disposed in this circumstance is measured based on the relative values of the operation disposed and the portion of the cash-generating unit retained.

3.2	Investments in associates and joint ventures

The Group’s investment in its associate and joint ventures are accounted for using the equity method. An associate is an entity in which the Group has significant influence. A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement (i.e. unanimouns consent of the parties) have rights to the net assets of the arrangement.

Under the equity method, the investment in the associate or joint venture is carried on the statement of financial position at cost plus post acquisition changes in the Group’s share of net assets of the associate/joint venture. Goodwill relating to the associate/joint venture is included in the carrying amount of the investment and is neither amortized nor individually tested for impairment.

The statement of comprehensive income reflects the Group’s share of the results of operations of the associate/joint venture. When there has been a change recognized directly in the equity of the investment, the Group recognizes its share of any changes and discloses this, when applicable, in the statement of changes in equity. Unrealized gains and losses resulting from transactions between the Group and the associate/joint venture are eliminated to the extent of the interest in it.

The Group’s share of profit of an associate/joint venture is shown on the face of the statement of comprehensive income. This is the profit attributable to equity holders of the associate/joint venture and, therefore, is profit after tax and non-controlling interests in the subsidiaries of the associate/joint venture.

The financial statements of the associates/joint ventures are prepared for the same reporting period as the Group. When necessary, adjustments are made to bring the accounting policies in line with those of the Group.

After application of the equity method, the Group determines whether it is necessary to recognize an additional impairment loss on its investment in its associates/joint ventres. The Group determines at each reporting date whether there is any objective evidence that the investment in the associate/joint venture is impaired. If this is the case, the Group calculates the amount of impairment as the difference between the recoverable amount of an investment in associate/joint venture and its carrying value and recognizes any respective loss in the statement of comprehensive income.

Upon loss of significant influence over the associate/joint venture, the Group measures and recognizes any retaining investment at its fair value. Any difference between the carrying amount of the associate/joint venture upon loss of significant influence and the fair value of the retained investment and proceeds from disposal is recognized in profit or loss.

3.3	Foreign currency translation

The consolidated financial statements are presented in Russian rubles (RUB), which is the Company’s functional and the Group’s presentation currency. Each entity in the Group determines its own functional currency, depending on what the underlying economic environment is, and items included in the financial statements of each entity are measured using that functional currency. Transactions in foreign currencies are initially recorded in the functional currency at the functional currency rate at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are re-measured in to the functional currency at the functional currency rate of exchange at the reporting date. All differences are taken to profit or loss. They are shown separately for each Group company but netted by major types of monetary assets and liabilities. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates as of the dates of the initial transactions.

Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined. The gain or loss arising on retranslation of non-monetary items is treated in line with the recognition of gain or loss on change in fair value of the item (i.e., translation differences on items whose fair value gain or loss is recognized in other comprehensive income or profit or loss is also recognized in other comprehensive income or profit or loss, respectively).

The functional currency of the foreign operations is generally the respective local currency – US Dollar (U.S.$), Euro (€), Kazakhstan tenge (KZT), Belarussian ruble (BYR), Moldovan leu (MDL) and New Romanian leu (RON).

As of the reporting date, the assets and liabilities of these operations are translated into the presentation currency of the Group (the Russian Ruble) at the rate of exchange at the reporting date and their statements of comprehensive income are translated at the average exchange rates for the year or exchange rates prevailing on the date of specific transactions. The exchange differences arising on the translation are recognized in other comprehensive income. On disposal of a foreign entity, the deferred cumulative amount recognized in equity relating to that particular foreign operation is reclassified to the profit or loss.

The exchange rates of the Russian ruble to each respective currency as of December 31, 2017 and 2016 were as follows:

	Average exchange rates for the year ended December 31,		Exchange rates at December 31,
	2016	2017	2016	2017
US Dollar	67.0349	58.3529	60.6569	57.6002
Euro	74.2310	65.9014	63.8111	68.8668
Kazakhstan Tenge (100)	19.5980	17.8959	18.1637	17.3184
Belarussian Ruble	33.7165	30.2125	30.9474	29.1013
Moldovan Leu (10)	33.6961	31.6871	30.5269	33.6548
New Romanian Leu	16.5315	14.4216	14.0722	14.7822

The currencies listed above are not a fully convertible outside the territories of countries of their operations. Related official exchange rates are determined daily by the Central Bank of the Russian Federation (further CBR). Market rates may differ from the official rates but the differences are, generally, within narrow parameters monitored by the respective Central Banks. The translation of assets and liabilities denominated in the currencies listed above into RUB for the purposes of these financial statements does not indicate that the Group could realize or settle, in RUB, the reported values of these assets and liabilities. Likewise, it does not indicate that the Group could return or distribute the reported RUB value of capital and retained earnings to its shareholders.

3.4	Property and equipment

3.4.1 Cost of property and equipment

Property and equipment are stated at cost less accumulated depreciation and any accumulated impairment loss. Expenditures for continuing repairs and maintenance are charged to the profit or loss as incurred.

3.4.2 Depreciation and useful lives

Depreciation is calculated on property and equipment on a straight-line basis from the time the assets are available for use, over their estimated useful lives as follows:

Processing servers and engineering equipment	3-10 years
Computers and office equipment	3-5 years
Other equipment	2-20 years

Useful lives of leasehold improvements of leased office premises included in engineering equipment and other equipment are determined at the lower between the useful live of the asset or the lease term.

The asset’s residual values, useful lives and depreciation methods are reviewed, and adjusted as appropriate, at each financial year-end.

3.5	Intangible assets

3.5.1 Software and other intangible assets

Software and other intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value as of the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses.

Following initial recognition of the development expenditure as an asset, the cost model is applied requiring the asset to be carried at cost less any accumulated amortization and accumulated impairment losses. Amortization of the asset begins when development is complete and the asset is available for use. It is amortized over the period of expected generation of future benefits, generally 3-5 years. During the period of development, the asset is tested for impairment annually.

3.5.2 Software development costs

Development expenditure on an individual project is recognized as an intangible asset when the Group can demonstrate the technical feasibility of completing the intangible asset so that it will be available for use or sale, its intention to complete and its ability to use or sell the asset, how the asset will generate future economic benefits, the availability of resources to complete the asset and the ability to measure reliably the expenditure during development.

3.5.3 Useful life and amortization of intangible assets

The Group assesses whether the useful life of an intangible asset is finite or indefinite and, if finite, the length of that useful life. An intangible asset is regarded by the entity as having an indefinite useful life when, based on an analysis of all of the relevant factors, there is no foreseeable limit to the period over which the asset is expected to generate net cash inflows for the entity.

Intangible assets with finite lives are amortized on a straight-line basis over the useful economic lives and assessed for impairment whenever there is an indication that the intangible asset may be impaired. Below is the summary of useful lives of intangible assets:

Customer relationships and contract rights	4-15 years
Computer Software	3-10 years
Bank license	indefinite
Trademarks and other intangible assets	3-6 years

Amortization periods and methods for intangible assets with finite useful lives are reviewed at least at each financial year-end. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization period or method, as appropriate, and treated as changes in accounting estimates.

Intangible assets with indefinite useful lives are not amortized, but are tested for impairment annually, either individually or at the cash-generating unit level. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be supportable. Indefinite-lived intangible assets include the acquired licenses for banking operations. It is considered indefinite-lived as the related license is expected to be renewed indefinitely.

Gains or losses arising from derecognition of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and are recognized in the statement of comprehensive income when the asset is derecognized.

3.6	Impairment of non-financial assets

The Group assesses at each reporting date whether there is an indication that an asset, other than goodwill and intangible assets with indefinite useful life, may be impaired. If any such indication exists, or when annual impairment testing for an asset is required, the Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or cash-generating unit’s fair value less costs to sell and its value in use and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. Where the carrying amount of an asset exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs to sell, an appropriate valuation model is used.

These calculations are corroborated by valuation multiples, quoted share prices for publicly traded analogues, if applicable, or other available fair value indicators.

The Group bases its impairment calculation on detailed budgets and forecast calculations, which are prepared separately for each of the Group’s cash generating units (CGU), to which the individual assets are allocated.

These budgets and forecast calculations generally cover a period of five years or longer, when management considers appropriate. For longer periods, a long-term growth rate is calculated and applied to project future cash flows after the last year.

Impairment losses of continuing operations are recognized in profit or loss in those expense categories consistent with the function of the impaired asset.

For assets excluding goodwill, an assessment is made at each reporting date as to whether there is any indication that previously recognized impairment losses may no longer exist or may have decreased. If such indication exists, the Group makes an estimate of recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. If that is the case, the carrying amount of the asset is increased to its recoverable amount.

That increased amount cannot exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in profit or loss. The following criteria are also applied in assessing impairment of specific assets:

Goodwill

Goodwill is tested for impairment annually and when circumstances indicate that the carrying value may be impaired. Impairment is determined for goodwill by assessing the recoverable amount of the cash-generating units, to which the goodwill relates. Where the recoverable amount of the cash-generating units is less than their carrying amount an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods. The Group performs its annual impairment test of goodwill as of December 31 and whenever certain events and circumstances indicate that its carrying value may be impaired.

Intangible assets

Intangible assets with indefinite useful lives are tested for impairment annually as of December 31, either individually or at the cash generating unit level, as appropriate and whenever events and circumstances indicate that an asset may be impaired.

3.7	Financial assets

3.7.1 Initial recognition and measurement

Financial assets within the scope of IAS 39 are classified as financial assets at fair value through profit or loss, loans and receivables, held-to-maturity investments, or available-for-sale (AFS) financial assets, as appropriate. When financial assets are recognized initially, they are measured at fair value, plus, in the case of investments not at fair value through profit or loss, directly attributable transaction costs. The Group determines the classification of its financial assets on initial recognition and, where allowed and appropriate, re-evaluates this designation at each financial year-end. All regular way purchases and sales of financial assets are recognized on the trade date, which is the date that the Group commits to purchase the asset. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the period generally established by regulation or convention in the marketplace.

3.7.2 Subsequent measurement

Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss include financial assets held for trading and financial assets designated upon initial recognition at fair value through profit or loss. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term.

Financial assets at fair value through profit and loss are carried in the statement of financial position at fair value with net changes in fair value recognized in “change in fair value of derivative financial assets”, “other gains” or “other losses” in the statement of comprehensive income.

Financial assets designated upon initial recognition at fair value through profit or loss are designated at their initial recognition date and only if the criteria under IAS 39 are satisfied.

The Group has not designated any financial assets at fair value through profit or loss.

Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. After initial measurement, loans and receivables are carried at amortized cost using the effective interest rate method less any allowance for impairment. Gains and losses are recognized in profit or loss when the loans and receivables are derecognized or impaired, as well as through the amortization process.

Debt instruments

Debt instruments and financial investments are non-derivative financial assets with fixed or determinable payments and fixed maturities, which the Group has the intention and ability to hold to maturity. After initial measurement, held-to-maturity financial investments are subsequently measured at amortized cost using the effective interest rate (EIR), less impairment.

If the Group sold or reclassified more than an insignificant amount of debt instruments before maturity (other than in certain specific circumstances), the entire category would be tainted and would have to be reclassified as available-for-sale.

AFS financial assets

AFS financial assets include equity investments. Equity investments classified as AFS are those that are neither classified as held for trading nor designated at fair value through profit or loss.

After initial measurement, AFS financial assets are subsequently measured at fair value with unrealized gains or losses recognized in OCI and credited in the AFS reserve until the investment is derecognized, at which time the cumulative gain or loss is recognized in other operating income, or the investment is determined to be impaired, when the cumulative loss is reclassified from the AFS reserve to the statement of profit or loss in finance costs. Interest earned whilst holding AFS financial assets is reported as interest income using the EIR method.

Amortized cost

Held-to-maturity investments, due from banks and loans and advances to customers and debt issued, other funds lent and loans and receivables are measured at amortized cost. This is computed using the EIR method less any allowance for impairment. Amortized cost is calculated taking into account any premium or discount on acquisition and includes transaction costs and fees that are an integral part of the effective interest rate. The EIR amortization is included in interest income in the statement of comprehensive income. The losses arising from impairment are recognized in the statement of comprehensive income in finance costs for loans and in cost of sales or other operating expenses for receivables.

3.7.3 Impairment and derecognition of financial assets

Impairment

The Group assesses at each reporting date whether a financial asset or group of financial assets is impaired.

Assets carried at amortized cost

For financial assets carried at amortized cost (such as loans and receivables, held-to-maturity investments), the Group first assesses individually whether objective evidence of impairment exists for financial assets that are individually significant, or collectively for financial assets that are not individually significant. If the Group determines that no objective evidence of impairment exists for an individually assessed financial asset, it includes the asset in a group of financial assets with similar credit risk characteristics and collectively assesses them for impairment. Assets that are individually assessed for impairment and for which an impairment loss is, or continues to be, recognized are not included in a collective assessment of impairment.

For the purposes of a collective evaluation of impairment, financial assets are grouped on the basis of similar credit risk characteristics. Those characteristics are relevant to the estimation of future cash flows ability to pay all amounts due according to the contractual terms of the assets being evaluated. Future cash flows in a group of financial assets that are collectively evaluated for impairment, are estimated on the basis of the contractual cash flows of the assets and the experience of management in respect of the extent to which amounts will become overdue as a result of past loss events and the success of recovery of overdue amounts. Past experience is adjusted on the basis of current observable data to reflect the effects of current conditions that did not affect past periods, and to remove the effects of past conditions that do not exist currently.

If there is objective evidence that an impairment loss on assets carried at amortized cost has been incurred, the amount of the loss is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future expected credit losses that have not been incurred) discounted at the financial asset’s original effective interest rate (i.e. the effective interest rate computed at initial recognition). The carrying amount of the asset is reduced through use of an allowance account. The amount of the loss is recognized in profit or loss.

If, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized, the previously recognized impairment loss is reversed, to the extent that the carrying value of the asset does not exceed its amortized cost at the reversal date. Any subsequent reversal of an impairment loss is recognized in profit or loss.

In relation to trade receivables, a provision for impairment is made when there is objective evidence (such as the probability of insolvency or significant financial difficulties of the debtor) that the Group will not be able to collect all of the amounts due under the original terms of the invoice. The carrying amount of the receivable is reduced through use of an allowance account. Impaired debts are derecognized when they are assessed as uncollectible.

Derecognition

A financial asset (or, where applicable a part of a financial asset or part of a group of similar financial assets) is derecognized when:

•	The rights to receive cash flows from the asset have expired

•	The Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Group has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, and has neither transferred nor retained substantially all of the risks and rewards of the asset nor transferred control of the asset, the asset is recognized to the extent of the Group’s continuing involvement in the asset.

In that case, the Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Group could be required to repay.

3.8.1 Initial recognition and measurement

Financial liabilities within the scope of IAS 39 are classified as financial liabilities at fair value through profit or loss, loans and borrowings, or as derivatives designated as hedging instruments in an effective hedge, as appropriate. The Group determines the classification of its financial liabilities at initial recognition.

Financial liabilities are recognized initially at fair value less, in the case of loans and borrowings, directly attributable transaction costs.

The Group’s financial liabilities include trade and other payables, bank overdraft, customer accounts and amounts due to banks.

The measurement of financial liabilities depends on their classification as follows:

Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition at fair value through profit or loss.

Financial liabilities are classified as held for trading if they are acquired for the purpose of selling in the near term. This category includes derivative financial instruments entered into by the Group that do not meet the hedge accounting criteria as defined by IAS 39.

Gains or losses on liabilities held for trading are recognized in profit or loss.

The Group has not designated any financial liabilities at fair value through profit or loss.

Loans, borrowing, customer accounts and amounts due to banks and payables

After initial recognition, interest bearing loans, borrowings and payables are subsequently measured at amortized cost using the effective interest rate method.

Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the amortization process.

3.8.2 Derecognition of financial liabilities

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. Where an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability, and the difference in the respective carrying amounts is recognized in profit or loss.

3.8.3 Offsetting financial assets and liabilities

Financial assets and financial liabilities are offset and the net amount reported in the consolidated statement of financial position if, and only if:

•	There is a currently enforceable legal right to offset the recognized amounts; and

•	There is an intention to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.

The right of set-off:

•	Must not be contingent on a future event; and

•	Must be legally enforceable in all of the following circumstances:

(i) the normal course of business;

(ii) the event of default; and

(iii) the event of insolvency or bankruptcy of the entity and all of the counterparties

3.9	Cash and cash equivalents

Cash comprises cash at banks and in hand and short-term deposits with an original maturity of three months or less. All these items are included as a component of cash and cash equivalents for the purpose of the statement of financial position and statement of cash flows.

3.10	Employee benefits

3.10.1 Short-term employee benefits

Wages and salaries paid to employees are recognized as expenses in the current period. The Group also accrues expenses for future vacation payments and short-term employee bonuses.

3.10.2 Social contributions and define contributions to pension fund

Under provisions of the Russian legislation, social contributions include defined contributions to pension and other social funds of Russia and are calculated by the Group by the application of a regressive rate (from 30% to 10% in 2017, 2016 and 2015) to the annual gross remuneration of each employee. For the year ended December 31, 2017 defined contributions to pension fund of Russia of the Group amounted to 473 (2016 – 315; 2015 – 270).

3.11	Provisions

Provisions are recognized when the Group has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation, and a reliable estimate of the amount can be made. Where the Group expects a provision to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset but only when the reimbursement is virtually certain.

If the effect of discounting is material, provisions are determined by discounting the expected value of future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized as an interest expense.

3.12	Special contribution for defence of the Republic of Cyprus

Dividend Distribution

Cyprus entities that do not distribute 70% of their profits after tax, as defined by the relevant tax law, within two years after the end of the relevant tax year, are deemed to have distributed as dividends 70% of these profits. A special contribution for the defence fund of the Republic of Cyprus is levied at the 17% rate for 2015, 2016, 2017 and thereafter will be payable on such deemed dividends distribution. Profits that are attributable to shareholders who are not tax resident of Cyprus and own shares in the Company either directly and/or indirectly at the end of two years from the end of the tax year to which the profits relate, are exempted. The amount of deemed distribution is reduced by any actual dividends paid out of the profits of the relevant year at any time. This special contribution for defence is payable by the Company for the account of the shareholders.

The Company’s ultimate shareholder as of December 31, 2017 is non-Cypriot tax resident and as such the Cypriot deemed dividend distribution rules are not applicable.

Dividend income

Dividends received from a non-resident (foreign) company are exempt from the levy of defence contribution if either the dividend paying company derives at least 50% of its income directly or indirectly from activities which do not lead to investment income (“active versus passive investment income test” is met) or the foreign tax burden on the profit to be distributed as dividend has not been substantially lower than the Cypriot corporate income tax rate (i.e. lower than 6,25%) at the level of the dividend paying company (“effective minimum foreign tax test” is met).

The Company has not been subject to defence tax on dividends received from abroad as the dividend paying entities are engaged in other than investing activities.

3.13	Income taxes

Current income tax

Current income tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted by the reporting date.

Current income tax relating to items recognized in other comprehensive income is recognized in other comprehensive income.

Deferred income tax

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for the following temporary differences: the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss, and differences relating to investments in subsidiaries to the extent that it is probable that they will not reverse in the foreseeable future. In addition, deferred tax is not recognized for taxable temporary differences arising on the initial recognition of goodwill. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

3.14	Revenue and certain expenses recognition

Revenue is recognized to the extent that it is probable that the economic benefits will flow to the Group and the revenue can be reliably measured. Revenues and related cost of revenue from services are recognized in the period when services are rendered, regardless of when payment is made.

Payment processing fee revenues and related transaction costs

The Group earns a fee for processing payments initiated by the ultimate customers (“consumers”) to pay to merchants and service providers (“merchants”) or transfer money to other individuals. Payment processing fees are earned from consumers or merchants, or both. Consumers can make payments to various merchants through kiosks or network of agents and banks participants of payment system or through the Group’s website or applications using a unique user login and password (e-payments). Payment kiosks are owned by third parties – cash collection agents (“agents”). When consumer payment is processed, the Group may incur transaction costs to acquire payments payable to agents, banks-participants, mobile operators, international payment systems and other parties. The payment processing fee revenue and related receivable, as well as the transaction cost and the related payable, are recognized at the point when merchants or individuals accept payments from consumers in the gross amount, including fees payable for payment acquisition. Payment processing fees and transaction costs are reported gross, except for the consumer fees on payments collected through payment kiosks, which is recorded in the net amount receivable from the agents-owners of kiosks. Visa payment processing fee revenues and related transaction costs are reported net.

In accordance with terms and conditions of use of QIWI Wallet accounts and QIWI system rules, the Group charges a fee to its consumers on the balance of unused accounts after certain period of inactivity and unclaimed payments. Such fees are recorded as revenues in the period a fee is charged.

The Group generates revenue from the foreign currency conversion when payments are made in currencies different from the country of the consumer, mainly Russia. The Group recognizes the related revenues at the time of conversion in the amount of conversion commission representing the difference between the current Russian or relevant country Central Bank foreign currency exchange rate and the foreign currency exchange rate charged by the Group’s processing system.

Cash and settlement services

The Group charges a fee for managing current accounts and deposits of individuals and legal entities, including guarantee deposits from agents placed with the bank to cover consumer payments they accept. Related revenue is recorded as services are rendered or as transactions are processed.

Interest revenue, interest income and interest expense

For all financial instruments measured at amortized cost, interest bearing financial assets classified as available for sale and financial instruments designated at fair value through profit or loss, interest income or expense is recorded using the EIR. The carrying amount of the financial asset or financial liability is adjusted if the Group revises its estimates of payments or receipts. Once the recorded value of a financial asset or a group of similar financial assets has been reduced due to an impairment loss, interest income continues to be recognized using the rate of interest used to discount the future cash flows for the purpose of measuring the impairment loss. Interest income from bank loans and short- and long-term investments performed as part of the Group’s treasury function is classified as part of revenues, Interest income derived from loans issued to various third and related parties as part of other arrangements is classified as interest income. Cash receipts of both types of interest are included into interest received in the statement of cash flows.

Interest expense from bank borrowings intended to attract funds to offer them as agents’ overdrafts is classified as part of cost of revenue. Interest expense derived from borrowings attracted from various third parties as part of other arrangements and interest expense from bank guaranties is classified as interest expense not as part of cost of revenue. Cash disbursements of both types of interest are included into interest paid in the statement of cash flows.

3.15	Share-based payments

Employees of the Group receive remuneration in the form of share-based payments, whereby employees render services as consideration for equity instruments (equity-settled transactions).

The cost of equity-settled transactions is recognized, together with a corresponding increase in other reserves in equity, over the period in which the performance and/or service conditions are fulfilled. The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The statement of comprehensive income expense or credit for a period represents the movement in cumulative expense recognized as of the beginning and end of that period and is recognized in compensation to employees and other personnel expenses.

No expense is recognized for awards that do not ultimately vest, except for equity-settled transactions for which vesting is conditional upon a market or non-vesting condition. These are treated as vested irrespective of whether or not the market or non-vesting condition is satisfied, provided that all other performance and/or service conditions are satisfied.

When the terms of an equity-settled award are modified, the minimum expense recognized is the expense that would have been incurred had the terms not been modified, if the original terms of the award are met. An additional expense is recognized for any modification that increases the total fair value of the share-based payment transaction, or is otherwise beneficial to the employee as measured at the date of modification.

When an equity-settled award is cancelled, it is treated as if it vested on the date of cancellation, and any expense not yet recognized for the award is recognized immediately. This includes any award where non-vesting conditions within the control of either the entity or the employee are not met. However, if a new award is substituted for the cancelled award, and designated as a replacement award on the date that it is granted, the cancelled and new awards are treated as if they were a modification of the original award, as described in previous paragraph.

The dilutive effect of outstanding options is reflected as additional share dilution in the computation of diluted earnings per share.

The option awards that are outstanding as of December 31, 2017, 2016 and 2015 can only be settled in shares, that is why they are accounted for as equity-settled transactions.

3.16	Leases

The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement at inception date, whether fulfillment of the arrangement is dependent on the use of a specific asset or assets or the arrangement conveys a right to use the asset, even if that right is not explicitly specified in an arrangement.

Group as a lessee

Operating lease payments are recognized as an operating expense in the statement of comprehensive income on a straight-line basis over the lease term.

Group as a lessor

Leases in which the Group does not transfer substantially all the risks and benefits of ownership of an asset are classified as operating leases. Initial direct costs incurred in negotiating an operating lease are added to the carrying amount of the leased asset and recognized over the lease term on the same basis as rental income. Contingent rents are recognized as revenue in the period in which they are earned.

3.17	Non-current assets held for sale and discontinued operations

Non-current assets and disposal groups classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell. Non-current assets and disposal groups are classified as held for sale if their carrying amounts will be recovered principally through a sale transaction rather than through continuing use. This condition is regarded as met only when the sale is highly probable and the asset or disposal group is available for immediate sale in its present condition. Management must be committed to the sale, which should be expected to qualify for recognition as a completed sale within one year from the date of classification.

In the statement of comprehensive income, income and expenses from discontinued operations are reported separately from income and expenses from continuing operations, down to the level of profit after taxes, even when the Group retains a non-controlling interest in the subsidiary after the sale. The resulting profit or loss (after taxes) is reported separately in the statement of comprehensive income.

Property and equipment and intangible assets once classified as held for sale are not depreciated or amortized.